Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ 6,303	€ (23,719)	[1]
Items which will not reclassified in the consolidated statement of income (loss)
Actuarial gains and (losses) related to defined benefit obligations	471	566
Elements which will be reclassified in the consolidated statement of income (loss)
Foreign currency translation gain (loss)	(670)	(178)
Other comprehensive income (loss)	(199)	388
Total comprehensive (loss)	€ 6,104	€ (23,331)

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.